Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 5,715,556	$ 4,959,573
Argentina [Member]
Loans	222,159	389,591
Belgium [Member]
Loans	30,692	0
Brazil [Member]
Loans	1,773,401	1,852,152
Chile [Member]
Loans	309,712	376,297
Colombia [Member]
Loans	450,037	734,213
Costa Rica [Member]
Loans	196,857	109,263
Dominican Republic [Member]
Loans	110,688	118,275
Ecuador [Member]
Loans	173,782	21,676
El Salvador [Member]
Loans	66,013	21,098
France [Member]
Loans	59,501	0
Germany [Member]
Loans	0	5,000
Guatemala [Member]
Loans	273,051	161,107
Honduras [Member]
Loans	70,701	45,509
Jamaica [Member]
Loans	9,772	1,768
Mexico [Member]
Loans	495,954	416,353
Netherlands [Member]
Loans	77,336	20,000
Nicaragua [Member]
Loans	10,169	9,995
Panama [Member]
Loans	277,144	118,526
Paraguay [Member]
Loans	27,060	30,286
Peru [Member]
Loans	841,032	341,784
Spain [Member]
Loans	9,695	340
Trinidad and Tobago [Member]
Loans	119,347	76,340
United States [Member]
Loans	2,925	0
Uruguay [Member]
Loans	$ 108,528	$ 110,000